Earnings (losses) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (losses) Per Share

14. Earnings (losses) Per Share

The components of basic and diluted earnings (losses) per share are as follows:

	2010		2011		2012
	(In millions of Korean Won, except per share data)
Net income (loss) available for common shareholders (A)	￦	3,730	￦	14,928	￦	(12,224)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Earnings (losses) per share Basic and diluted (A/B)	￦	537	￦	2,148	￦	(1,759)